Supplemental Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2020
30. Supplementary Information to Consolidated Statements of Cash Flows
Supplementary Information to Consolidated Statement of Cash Flows

For the	Year ended December 31
millions of Canadian dollars	2020	2019
Changes in non-cash working capital:
Inventory	$6	$(19)
Receivables and other current assets	187	154
Accounts payable	55	(137)
Other current liabilities	(31)	(71)
Total non-cash working capital	$217	$(73)

Supplemental disclosure of cash paid (received):
Interest	$679	$750
Income taxes	$(148)	$(107)

Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$199	$187
Reclassification of long-term debt from current to non-current	256	-
Increase in accrued capital expenditures	$17	$33